UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     February 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     71

Form13F Information Table Value Total:     $169,605 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     7202   134938 SH       SOLE                   134938        0        0
APPLIED MATLS INC              COM              038222105     2380   234977 SH       SOLE                   234977        0        0
AT&T INC                       COM              00206R102     3209   112605 SH       SOLE                   112605        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     4943   125655 SH       SOLE                   125655        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     3690   130237 SH       SOLE                   130237        0        0
BAXTER INTL INC                COM              071813109     7705   143778 SH       SOLE                   143778        0        0
BED BATH & BEYOND INC          COM              075896100     2969   116817 SH       SOLE                   116817        0        0
BOSTON BEER INC                CL A             100557107      381    13428 SH       SOLE                    13428        0        0
BP PLC                         SPONSORED ADR    055622104      647    13841 SH       SOLE                    13841        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104      265     3500 SH       SOLE                     3500        0        0
CAMPBELL SOUP CO               COM              134429109      267     8891 SH       SOLE                     8891        0        0
CHEVRON CORP NEW               COM              166764100     6947    93923 SH       SOLE                    93923        0        0
CINTAS CORP                    COM              172908105     3289   141603 SH       SOLE                   141603        0        0
CISCO SYS INC                  COM              17275R102     5062   310550 SH       SOLE                   310550        0        0
COBIZ FINANCIAL INC            COM              190897108      101    10334 SH       SOLE                    10334        0        0
COSTCO WHSL CORP NEW           COM              22160K105     4657    88700 SH       SOLE                    88700        0        0
CVR ENERGY INC                 COM              12662P108       40    10000 SH       SOLE                    10000        0        0
CVS CAREMARK CORPORATION       COM              126650100     4748   165206 SH       SOLE                   165206        0        0
DEVON ENERGY CORP NEW          COM              25179M103     2557    38912 SH       SOLE                    38912        0        0
DOLLAR TREE INC                COM              256746108      601    14418 SH       SOLE                    14418        0        0
DONALDSON INC                  COM              257651109      211     6271 SH       SOLE                     6271        0        0
EXXON MOBIL CORP               COM              30231G102     9155   114679 SH       SOLE                   114679        0        0
GENERAL ELECTRIC CO            COM              369604103     3798   234455 SH       SOLE                   234455        0        0
HALLIBURTON CO                 COM              406216101     3523   193780 SH       SOLE                   193780        0        0
HEWLETT PACKARD CO             COM              428236103     6034   166263 SH       SOLE                   166263        0        0
HOME DEPOT INC                 COM              437076102     3184   138310 SH       SOLE                   138310        0        0
HONEYWELL INTL INC             COM              438516106     3880   118177 SH       SOLE                   118177        0        0
ILLINOIS TOOL WKS INC          COM              452308109      210     6000 SH       SOLE                     6000        0        0
INTEL CORP                     COM              458140100      267    18200 SH       SOLE                    18200        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3658    43460 SH       SOLE                    43460        0        0
ISHARES TR                     S&P 500 INDEX    464287200      337     3732 SH       SOLE                     3732        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      232     5165 SH       SOLE                     5165        0        0
JOHNSON & JOHNSON              COM              478160104     3582    59870 SH       SOLE                    59870        0        0
JPMORGAN & CHASE & CO          COM              46625H100     4684   148549 SH       SOLE                   148549        0        0
KIMBERLY CLARK CORP            COM              494368103     4943    93731 SH       SOLE                    93731        0        0
KRAFT FOODS INC                CL A             50075N104     3959   147460 SH       SOLE                   147460        0        0
KROGER CO                      COM              501044101      297    11246 SH       SOLE                    11246        0        0
LAUDER ESTEE COS INC           CL A             518439104      238     7695 SH       SOLE                     7695        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109     2200    94392 SH       SOLE                    94392        0        0
MICROSOFT CORP                 COM              594918104     2467   126890 SH       SOLE                   126890        0        0
MOTOROLA INC                   COM              620076109      109    24694 SH       SOLE                    24694        0        0
NORTHROP GRUMMAN CORP          COM              666807102     3603    79999 SH       SOLE                    79999        0        0
OFFICE DEPOT INC               COM              676220106       43    14497 SH       SOLE                    14497        0        0
PEPSICO INC                    COM              713448108      478     8733 SH       SOLE                     8733        0        0
PFIZER INC                     COM              717081103     3206   181029 SH       SOLE                   181029        0        0
PHILIP MORRIS INTL INC         COM              718172109      368     8464 SH       SOLE                     8464        0        0
PRAXAIR INC                    COM              74005P104     7153   120510 SH       SOLE                   120510        0        0
PRICE T ROWE GROUP INC         COM              74144T108     2502    70608 SH       SOLE                    70608        0        0
PROCTER & GAMBLE CO            COM              742718109      792    12807 SH       SOLE                    12807        0        0
PRUDENTIAL FINL INC            COM              744320102     2376    78504 SH       SOLE                    78504        0        0
QUALCOMM INC                   COM              747525103      229     6400 SH       SOLE                     6400        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     1285    83393 SH       SOLE                    83393        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506      354     7410 SH       SOLE                     7410        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100      241    10607 SH       SOLE                    10607        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      841    38996 SH       SOLE                    38996        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704      928    39616 SH       SOLE                    39616        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      389    14653 SH       SOLE                    14653        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      930    74288 SH       SOLE                    74288        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      562    23538 SH       SOLE                    23538        0        0
SPDR TR                        UNIT SER 1       78462F103      325     3598 SH       SOLE                     3598        0        0
TARGET CORP                    COM              87612E106     2621    75907 SH       SOLE                    75907        0        0
TEXAS INSTRS INC               COM              882508104     2215   142748 SH       SOLE                   142748        0        0
TIME WARNER INC                COM              887317105     3432   341137 SH       SOLE                   341137        0        0
UNITED TECHNOLOGIES CORP       COM              913017109      616    11500 SH       SOLE                    11500        0        0
US BANCORP DEL                 COM NEW          902973304      327    13084 SH       SOLE                    13084        0        0
V F CORP                       COM              918204108      326     5955 SH       SOLE                     5955        0        0
WASTE MGMT INC DEL             COM              94106L109     3873   116876 SH       SOLE                   116876        0        0
WATERS CORP                    COM              941848103     3748   102267 SH       SOLE                   102267        0        0
WELLS FARGO & CO NEW           COM              949746101     4050   137395 SH       SOLE                   137395        0        0
XILINX INC                     COM              983919101     2803   157270 SH       SOLE                   157270        0        0
ZIMMER HLDGS INC               COM              98956P102      361     8927 SH       SOLE                     8927        0        0